Fair Value Measurements - Schedule of Quantitative Information About the Significant Unobservable Inputs (Detail) - Discounted Cash Flow [Member]	Jun. 30, 2021 yr
Interest rate on finance receivables
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing Asset, Measurement Input	149.00
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing Asset, Measurement Input	21.60
Servicing fee
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing Asset, Measurement Input	5.03
Remaining life
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing Asset, Measurement Input	0.578
Default rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing Asset, Measurement Input	19.60
Accrued interest
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing Asset, Measurement Input	3.60
Prepayment rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing Asset, Measurement Input	21.80